Business acquisitions and disposals (Details) activeFolio in Millions, $ in Millions			1 Months Ended		3 Months Ended	6 Months Ended
	Feb. 11, 2022 USD ($)	Jan. 28, 2022	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 23, 2022	Dec. 23, 2021 USD ($) activeFolio	May 26, 2021 branch
Disclosure of detailed information about business combination [line items]
Total external assets				$ 2,957,939		$ 2,985,420	$ 2,957,939
Gain recognised in bargain purchase transaction						71	0	$ 0
Goodwill impairment						0	$ 587	$ 0
Non-current assets or disposal groups classified as held for sale						25,600
Forecast
Disclosure of detailed information about business combination [line items]
Net gain on sale of disposal groups						(2,100)
Goodwill impairment						500
Retail
Disclosure of detailed information about business combination [line items]
Net gain on sale of disposal groups			$ 100
Retail | GREECE
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation						100
Minimum | Retail
Disclosure of detailed information about business combination [line items]
Number of branches | branch											20
Maximum | Retail
Disclosure of detailed information about business combination [line items]
Number of branches | branch											25
Number of branches held for sale | branch											90
Customer accounts | Retail
Disclosure of detailed information about business combination [line items]
Liabilities included in disposal groups classified as held for sale						6,900
Customer accounts | Retail | GREECE
Disclosure of detailed information about business combination [line items]
Liabilities included in disposal groups classified as held for sale						2,300
Loans and advances to customers | Retail
Disclosure of detailed information about business combination [line items]
Non-current assets or disposal groups classified as held for sale						2,100
Loans and advances to customers | Retail | GREECE
Disclosure of detailed information about business combination [line items]
Non-current assets or disposal groups classified as held for sale						400
HSBC Asset Management (India) Private Ltd | L&T Finance Holdings Limited
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value										$ 400
Number of active folios | activeFolio										2.4
HSBC Insurance (Asia-Pacific) Holdings Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		26.00%
HSBC Insurance (Asia-Pacific) Holdings Limited | AXA Insurance Pte Limited
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 500
Percentage of voting equity interests acquired	100.00%
Gain recognised in bargain purchase transaction	$ 100
Assets recognised as of acquisition date	4,500
Liabilities recognised as of acquisition date	$ 3,900
HSBC Insurance (Asia-Pacific) Holdings Limited | Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited
Disclosure of detailed information about business combination [line items]
Proposed proportion of ownership interest in associate		49.00%
Hongkong And Shanghai Banking Corporation | HSBC Qianhai Securities Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				51.00%	90.00%
HSBC Insurance (Asia) Limited | HSBC Life Insurance Company Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									50.00%
HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Tax effect of expense not deductible in determining taxable profit (tax loss)						$ 400
HSBC SFH (France) | HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						100.00%
Crédit Logement | HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						3.00%
Investment funds [member] | HSBC Asset Management (India) Private Ltd | L&T Finance Holdings Limited
Disclosure of detailed information about business combination [line items]
Total external assets										$ 8,900